Share Based Compensation (Details) - USD ($) $ in Thousands							12 Months Ended
	Dec. 20, 2024	Jun. 30, 2022	May 27, 2022	Nov. 22, 2018	Aug. 05, 2010	Jun. 01, 2010	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation [Line Items]
Aggregate number of Shares awarded and sold under the Plan	6,500,000
Percentage of ordinary shares outstanding	15.00%
Share-based compensation expenses (in Dollars)									$ 1,083
Restricted Stock [Member]
Share Based Compensation [Line Items]
Restricted stock awards grant shares
Shares of restricted stock were vested
General and Administrative Expense [Member]
Share Based Compensation [Line Items]
Share-based compensation expenses (in Dollars)									$ 1,083
Unrecognized share-based compensation expenses (in Dollars)
Executive Officer [Member] | Restricted Stock [Member]
Share Based Compensation [Line Items]
Restricted stock awards grant shares				200,000
Percent of the awards vested				25.00%
Shares of restricted stock were vested									45,833
Class A Ordinary Shares [Member]
Share Based Compensation [Line Items]
Restricted stock awards grant shares		5,200,000	200,000
2010 Equity Incentive Plan
Share Based Compensation [Line Items]
Terminated term					10 years
Amended and Restated 2010 Equity Incentive Plan
Share Based Compensation [Line Items]
Unless terminated term						10 years